Credit Risk - Disclosure of Credit Rating of Financial Assets Subject to Credit Risk (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of internal credit grades [line items]
Loss allowance	£ (1,007)	£ (866)
Coverage	0.30%	0.30%
Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 316,700	£ 322,200
Loss allowance	£ (1,000)	£ (900)
Coverage	0.30%	0.30%
Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 1,000	£ 900
Internal grade 9 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 65,400	£ 73,600
Coverage	0.00%	0.00%
Internal grade 9 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Internal grade 8 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 46,400	£ 42,700
Coverage	0.00%	0.00%
Internal grade 8 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Internal grade 7 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 94,400	£ 95,100
Coverage	0.00%	0.00%
Internal grade 7 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Internal grade 6 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 60,300	£ 56,000
Coverage	0.00%	0.00%
Internal grade 6 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Internal grade 5 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 20,100	£ 17,400
Coverage	1.00%	1.70%
Internal grade 5 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 300
Internal grade 4 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 11,400	£ 11,500
Coverage	1.80%	0.90%
Internal grade 4 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 100
Internal grade 3 to 1 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 5,800	£ 6,500
Coverage	10.30%	7.70%
Internal grade 3 to 1 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 600	£ 500
Other | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 13,900	£ 20,300
Coverage	0.00%	0.00%
Other | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	285,000	284,500
Loss allowance	£ (900)	£ (900)
Coverage	0.30%	0.30%
On-balance sheet | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 900	£ 900
On-balance sheet | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	232,400	228,100
Loss allowance	£ (900)	£ (900)
Coverage	0.40%	0.40%
On-balance sheet | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 188,000	£ 177,800
Loss allowance	£ (300)	£ (200)
Coverage	0.20%	0.10%
On-balance sheet | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 900	£ 900
On-balance sheet | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	300	200
On-balance sheet | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	46,600	50,500
Loss allowance	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	223,800	213,500
Loss allowance	£ (900)	£ (900)
Coverage	0.40%	0.40%
On-balance sheet | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 900	£ 900
On-balance sheet | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	1,100	1,400
Loss allowance	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	7,300	12,700
Loss allowance	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	200	500
Loss allowance	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	6,000	5,900
Loss allowance	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 9 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 65,300	£ 73,500
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 9 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 9 | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 15,200	£ 19,400
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 9 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 9,500	£ 9,000
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 9 | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 9 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 9 | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 46,600	£ 50,500
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 9 | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 9 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 9,500	£ 9,000
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 9 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 9 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 200
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 9 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 9 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 5,400	£ 9,700
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 9 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 9 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 500
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 9 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 9 | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 3,500	£ 3,600
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 9 | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 8 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 39,200	£ 35,400
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 8 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 8 | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 37,000	£ 33,300
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 8 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 34,100	£ 30,200
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 8 | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 8 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 8 | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 8 | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 8 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 36,500	£ 33,000
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 8 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 8 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ (100)	£ 200
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 8 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 8 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 600	£ 100
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 8 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 8 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 8 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 8 | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 2,200	£ 2,100
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 8 | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 7 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 87,500	£ 88,100
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 7 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 7 | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 87,200	£ 87,900
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 7 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 83,800	£ 80,500
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 7 | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 7 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 7 | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 7 | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 7 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 87,100	£ 85,800
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 7 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 7 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 1,000
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 7 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 7 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 1,100
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 7 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 7 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 7 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 7 | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 300	£ 200
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 7 | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 6 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 53,800	£ 49,200
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 6 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 6 | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 53,800	£ 49,200
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 6 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 45,600	£ 43,100
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 6 | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 6 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 6 | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 6 | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 6 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 52,700	£ 48,600
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 6 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 6 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 6 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 6 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 1,100	£ 600
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 6 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 6 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 6 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 6 | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 6 | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 5 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 15,200	£ 12,900
Coverage	1.30%	2.30%
On-balance sheet | Internal grade 5 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 300
On-balance sheet | Internal grade 5 | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 15,200	£ 12,900
Coverage	1.30%	2.30%
On-balance sheet | Internal grade 5 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 7,300	£ 6,500
Coverage	1.40%	0.00%
On-balance sheet | Internal grade 5 | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 300
On-balance sheet | Internal grade 5 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	100	0
On-balance sheet | Internal grade 5 | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 5 | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 5 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 15,200	£ 12,900
Coverage	1.30%	2.30%
On-balance sheet | Internal grade 5 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 300
On-balance sheet | Internal grade 5 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 5 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 5 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 5 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 5 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 5 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 5 | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 5 | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 4 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 9,300	£ 10,200
Coverage	2.20%	1.00%
On-balance sheet | Internal grade 4 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 100
On-balance sheet | Internal grade 4 | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 9,300	£ 10,200
Coverage	2.20%	1.00%
On-balance sheet | Internal grade 4 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 3,800	£ 4,700
Coverage	2.60%	2.10%
On-balance sheet | Internal grade 4 | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 100
On-balance sheet | Internal grade 4 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	100	100
On-balance sheet | Internal grade 4 | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 4 | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 4 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 9,300	£ 10,200
Coverage	2.20%	1.00%
On-balance sheet | Internal grade 4 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 100
On-balance sheet | Internal grade 4 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 4 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 4 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 4 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 4 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 4 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 4 | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 4 | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 3 to 1 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 5,400	£ 6,000
Coverage	9.30%	8.30%
On-balance sheet | Internal grade 3 to 1 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 500	£ 500
On-balance sheet | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 5,400	£ 6,000
Coverage	9.30%	8.30%
On-balance sheet | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 3,100	£ 3,200
Coverage	3.20%	3.10%
On-balance sheet | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 500	£ 500
On-balance sheet | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	100	100
On-balance sheet | Internal grade 3 to 1 | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 3 to 1 | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 3 to 1 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 5,400	£ 6,000
Coverage	9.30%	8.30%
On-balance sheet | Internal grade 3 to 1 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 500	£ 500
On-balance sheet | Internal grade 3 to 1 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 3 to 1 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 3 to 1 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 3 to 1 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 3 to 1 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 3 to 1 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 3 to 1 | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 3 to 1 | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Other | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 10,200	£ 10,100
Coverage	0.00%	0.00%
On-balance sheet | Other | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Other | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 10,200	£ 10,100
Coverage	0.00%	0.00%
On-balance sheet | Other | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 1,100	£ 800
Coverage	0.00%	0.00%
On-balance sheet | Other | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Other | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Other | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Other | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 9,000	£ 8,900
Coverage	0.00%	0.00%
On-balance sheet | Other | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Other | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 1,100	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Other | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Other | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 1,200
Coverage	0.00%	0.00%
On-balance sheet | Other | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Other | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Other | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Other | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Other | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	31,700	37,700
Loss allowance	£ (100)	£ 0
Coverage	0.30%	0.00%
Off-balance sheet | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 0
Off-balance sheet | Internal grade 9 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Coverage	0.00%	0.00%
Off-balance sheet | Internal grade 9 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | Internal grade 8 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 7,200	£ 7,300
Coverage	0.00%	0.00%
Off-balance sheet | Internal grade 8 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | Internal grade 7 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 6,900	£ 7,000
Coverage	0.00%	0.00%
Off-balance sheet | Internal grade 7 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | Internal grade 6 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 6,500	£ 6,800
Coverage	0.00%	0.00%
Off-balance sheet | Internal grade 6 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | Internal grade 5 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 4,900	£ 4,500
Coverage	0.00%	0.00%
Off-balance sheet | Internal grade 5 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | Internal grade 4 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 2,100	£ 1,300
Coverage	0.00%	0.00%
Off-balance sheet | Internal grade 4 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | Internal grade 3 to 1 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 400	£ 500
Coverage	25.00%	0.00%
Off-balance sheet | Internal grade 3 to 1 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 0
Off-balance sheet | Other | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 3,700	£ 10,200
Coverage	0.00%	0.00%
Off-balance sheet | Other | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	172,900	165,100
Loss allowance	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	46,600	50,500
Loss allowance	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	203,600	194,900
Loss allowance	£ (100)	£ (100)
Coverage	0.00%	0.10%
Stage 1 | On-balance sheet | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Stage 1 | On-balance sheet | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	1,100	1,400
Loss allowance	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	7,300	12,700
Loss allowance	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	200	500
Loss allowance	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	6,000	5,900
Loss allowance	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 9 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 9,500	£ 9,000
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 9 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 9 | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 46,600	£ 50,500
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 9 | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 9 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 9,500	£ 9,000
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 9 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 9 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 200
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 9 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 9 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 5,400	£ 9,700
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 9 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 9 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 500
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 9 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 9 | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 3,500	£ 3,600
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 9 | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 8 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 33,800	£ 30,000
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 8 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 8 | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 8 | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 8 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 36,200	£ 32,200
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 8 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 8 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ (100)	£ 200
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 8 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 8 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 600	£ 100
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 8 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 8 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 8 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 8 | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 2,200	£ 2,100
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 8 | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 7 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 82,100	£ 79,200
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 7 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 7 | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 7 | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 7 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 85,400	£ 84,300
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 7 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 7 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 1,000
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 7 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 7 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 1,100
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 7 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 7 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 7 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 7 | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 300	£ 200
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 7 | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 6 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 41,600	£ 40,200
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 6 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 6 | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 6 | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 6 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 48,400	£ 45,500
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 6 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 6 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 6 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 6 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 1,100	£ 600
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 6 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 6 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 6 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 6 | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 6 | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 5 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 4,200	£ 4,200
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 5 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets		£ 0
Stage 1 | On-balance sheet | Internal grade 5 | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 5 | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 5 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 11,100	£ 10,100
Coverage	0.90%	1.00%
Stage 1 | On-balance sheet | Internal grade 5 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Stage 1 | On-balance sheet | Internal grade 5 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 5 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 5 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 5 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 5 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 5 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 5 | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 5 | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 4 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 500	£ 1,600
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 4 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets		£ 0
Stage 1 | On-balance sheet | Internal grade 4 | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 4 | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 4 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 4,000	£ 5,000
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 4 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 4 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 4 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 4 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 4 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 4 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 4 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 4 | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 4 | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets		£ 0
Stage 1 | On-balance sheet | Internal grade 3 to 1 | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 3 to 1 | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 3 to 1 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 500	£ 600
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 3 to 1 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 3 to 1 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 3 to 1 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 3 to 1 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 3 to 1 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 3 to 1 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 3 to 1 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 3 to 1 | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 3 to 1 | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Other | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 1,100	£ 800
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Other | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Other | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Other | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Other | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 8,600	£ 8,300
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Other | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Other | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 1,100	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Other | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Other | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 1,200
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Other | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Other | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Other | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Other | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Other | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Off-balance sheet | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	30,800	36,100
Loss allowance	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Off-balance sheet | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Off-balance sheet | Internal grade 9 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Coverage	0.00%	0.00%
Stage 1 | Off-balance sheet | Internal grade 9 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Off-balance sheet | Internal grade 8 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 7,200	£ 7,000
Coverage	0.00%	0.00%
Stage 1 | Off-balance sheet | Internal grade 8 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Off-balance sheet | Internal grade 7 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 6,800	£ 6,700
Coverage	0.00%	0.00%
Stage 1 | Off-balance sheet | Internal grade 7 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Off-balance sheet | Internal grade 6 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 6,400	£ 6,600
Coverage	0.00%	0.00%
Stage 1 | Off-balance sheet | Internal grade 6 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Off-balance sheet | Internal grade 5 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 4,700	£ 4,300
Coverage	0.00%	0.00%
Stage 1 | Off-balance sheet | Internal grade 5 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Off-balance sheet | Internal grade 4 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 1,700	£ 1,000
Coverage	0.00%	0.00%
Stage 1 | Off-balance sheet | Internal grade 4 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Off-balance sheet | Internal grade 3 to 1 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 200
Coverage	0.00%	0.00%
Stage 1 | Off-balance sheet | Internal grade 3 to 1 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Off-balance sheet | Other | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 3,700	£ 10,200
Coverage	0.00%	0.00%
Stage 1 | Off-balance sheet | Other | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | On-balance sheet | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	13,400	11,000
Loss allowance	£ (200)	£ (100)
Coverage	1.50%	0.90%
Stage 2 | On-balance sheet | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 100
Stage 2 | On-balance sheet | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	17,900	16,100
Loss allowance	£ (500)	£ (400)
Coverage	2.80%	2.50%
Stage 2 | On-balance sheet | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 500	£ 400
Stage 2 | On-balance sheet | Internal grade 9 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 2 | On-balance sheet | Internal grade 9 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | On-balance sheet | Internal grade 9 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 2 | On-balance sheet | Internal grade 9 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | On-balance sheet | Internal grade 8 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 300	£ 200
Coverage	0.00%	0.00%
Stage 2 | On-balance sheet | Internal grade 8 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | On-balance sheet | Internal grade 8 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 300	£ 800
Coverage	0.00%	0.00%
Stage 2 | On-balance sheet | Internal grade 8 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | On-balance sheet | Internal grade 7 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 1,700	£ 1,300
Coverage	0.00%	0.00%
Stage 2 | On-balance sheet | Internal grade 7 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | On-balance sheet | Internal grade 7 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 1,700	£ 1,500
Coverage	0.00%	0.00%
Stage 2 | On-balance sheet | Internal grade 7 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | On-balance sheet | Internal grade 6 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 4,000	£ 2,900
Coverage	0.00%	0.00%
Stage 2 | On-balance sheet | Internal grade 6 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | On-balance sheet | Internal grade 6 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 4,300	£ 3,100
Coverage	0.00%	0.00%
Stage 2 | On-balance sheet | Internal grade 6 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | On-balance sheet | Internal grade 5 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 3,100	£ 2,300
Coverage	3.20%	0.00%
Stage 2 | On-balance sheet | Internal grade 5 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 0
Stage 2 | On-balance sheet | Internal grade 5 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 4,100	£ 2,800
Coverage	2.40%	7.10%
Stage 2 | On-balance sheet | Internal grade 5 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 200
Stage 2 | On-balance sheet | Internal grade 4 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 3,200	£ 3,100
Coverage	3.10%	3.20%
Stage 2 | On-balance sheet | Internal grade 4 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Stage 2 | On-balance sheet | Internal grade 4 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 5,200	£ 5,200
Coverage	3.80%	1.90%
Stage 2 | On-balance sheet | Internal grade 4 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 100
Stage 2 | On-balance sheet | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 1,300	£ 1,300
Coverage	0.00%	0.00%
Stage 2 | On-balance sheet | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets		£ 0
Stage 2 | On-balance sheet | Internal grade 3 to 1 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 2,600	£ 2,800
Coverage	7.70%	3.60%
Stage 2 | On-balance sheet | Internal grade 3 to 1 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 100
Stage 2 | On-balance sheet | Other | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 2 | On-balance sheet | Other | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | On-balance sheet | Other | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 300
Coverage	0.00%	0.00%
Stage 2 | On-balance sheet | Other | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Off-balance sheet | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	800	1,500
Loss allowance	£ (100)	£ 0
Coverage	12.50%	0.00%
Stage 2 | Off-balance sheet | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 0
Stage 2 | Off-balance sheet | Internal grade 9 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 2 | Off-balance sheet | Internal grade 9 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Off-balance sheet | Internal grade 8 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 300
Coverage	0.00%	0.00%
Stage 2 | Off-balance sheet | Internal grade 8 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Off-balance sheet | Internal grade 7 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 300
Coverage	0.00%	0.00%
Stage 2 | Off-balance sheet | Internal grade 7 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Off-balance sheet | Internal grade 6 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 200
Coverage	0.00%	0.00%
Stage 2 | Off-balance sheet | Internal grade 6 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Off-balance sheet | Internal grade 5 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 200
Coverage	0.00%	0.00%
Stage 2 | Off-balance sheet | Internal grade 5 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Off-balance sheet | Internal grade 4 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 400	£ 300
Coverage	0.00%	0.00%
Stage 2 | Off-balance sheet | Internal grade 4 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Off-balance sheet | Internal grade 3 to 1 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 200
Coverage	100.00%	0.00%
Stage 2 | Off-balance sheet | Internal grade 3 to 1 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 0
Stage 2 | Off-balance sheet | Other | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 2 | Off-balance sheet | Other | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | On-balance sheet | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	1,700	1,700
Loss allowance	£ (100)	£ (100)
Coverage	5.90%	5.90%
Stage 3 | On-balance sheet | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Stage 3 | On-balance sheet | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	2,300	2,500
Loss allowance	£ (300)	£ (400)
Coverage	13.00%	16.00%
Stage 3 | On-balance sheet | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 300	£ 400
Stage 3 | On-balance sheet | Internal grade 9 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | On-balance sheet | Internal grade 9 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | On-balance sheet | Internal grade 9 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | On-balance sheet | Internal grade 9 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | On-balance sheet | Internal grade 8 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | On-balance sheet | Internal grade 8 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | On-balance sheet | Internal grade 8 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | On-balance sheet | Internal grade 8 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | On-balance sheet | Internal grade 7 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | On-balance sheet | Internal grade 7 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | On-balance sheet | Internal grade 7 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | On-balance sheet | Internal grade 7 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | On-balance sheet | Internal grade 6 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | On-balance sheet | Internal grade 6 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | On-balance sheet | Internal grade 6 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | On-balance sheet | Internal grade 6 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | On-balance sheet | Internal grade 5 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | On-balance sheet | Internal grade 5 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets		£ 0
Stage 3 | On-balance sheet | Internal grade 5 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | On-balance sheet | Internal grade 5 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | On-balance sheet | Internal grade 4 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 0
Coverage	0.00%	0.00%
Stage 3 | On-balance sheet | Internal grade 4 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets		£ 0
Stage 3 | On-balance sheet | Internal grade 4 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 0
Coverage	0.00%	0.00%
Stage 3 | On-balance sheet | Internal grade 4 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | On-balance sheet | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 1,700	£ 1,800
Coverage	5.90%	5.60%
Stage 3 | On-balance sheet | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Stage 3 | On-balance sheet | Internal grade 3 to 1 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 2,300	£ 2,600
Coverage	13.00%	15.40%
Stage 3 | On-balance sheet | Internal grade 3 to 1 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 300	£ 400
Stage 3 | On-balance sheet | Other | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | On-balance sheet | Other | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | On-balance sheet | Other | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 300
Coverage	0.00%	0.00%
Stage 3 | On-balance sheet | Other | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Off-balance sheet | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	100	100
Loss allowance	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Off-balance sheet | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Off-balance sheet | Internal grade 9 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Off-balance sheet | Internal grade 9 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Off-balance sheet | Internal grade 8 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Off-balance sheet | Internal grade 8 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Off-balance sheet | Internal grade 7 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Off-balance sheet | Internal grade 7 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Off-balance sheet | Internal grade 6 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Off-balance sheet | Internal grade 6 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Off-balance sheet | Internal grade 5 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Off-balance sheet | Internal grade 5 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Off-balance sheet | Internal grade 4 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Off-balance sheet | Internal grade 4 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Off-balance sheet | Internal grade 3 to 1 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Coverage	0.00%	0.00%
Stage 3 | Off-balance sheet | Internal grade 3 to 1 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Off-balance sheet | Other | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Off-balance sheet | Other | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0